Filed pursuant to Rule 497(e)
File Nos. 333-201530; 811-23024
Pacer US Export Leaders ETF (PEXL)
Pacer Data & Infrastructure Real Estate ETF (SRVR)
(each, a “Fund” and together, the “Funds”)
Supplement dated December 15, 2025 to
the Prospectus and Statement of Additional Information, each dated August 31, 2025, as each may be supplemented from time to time

Effective immediately, shares of the Funds are offered in a separate Prospectus and Statement of Additional Information dated December 15, 2025.

Please retain this Supplement for future reference.